Debt Convertible Debenture (Details)		6 Months Ended
	Mar. 23, 2020 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Subscription Agreement Units	725
Convertible Debt	$ 725,000	$ 0		$ 0
Debt Instrument, Convertible, Terms of Conversion Feature	each Unit consisting of (a) a 6.0% convertible debenture in the principal amount of $1,000, which is convertible at $0.6495 per share into 1,540 common shares of the Company, and (b) a warrant to purchase 1,540 common shares of the Company exercisable at any time on or before the third year anniversary date at an exercise price of $0.60 per share
Warrant blocker, ownership not to exceed	5.00%
Proceeds from Convertible Debt	$ 575,000	$ 0	$ 375,000
Paid by other parties	$ 150,000
Related Party [Member]
Related Party Transaction [Line Items]
Subscription Agreement Units	200
Fund raise fees paid in common shares	$ 58,000
Commons shares issued for payment of services | shares	89,320
Warrant issued for payment of fee | shares	89,320